Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Analysis of other liabilities

	December 31,
	2015	2014
	(millions)
Other current liabilities
Accounts payable	$180	$131
Other taxes payable	59	44
Incentives from lessors (i)	20	13
Contingent or deferred consideration on acquisition	68	8
Derivative liability	31	12
Other payables	200	236
Total other current liabilities	$558	$444
Other non-current liabilities
Incentives from lessors (ii)	$175	$171
Deferred compensation plan liability	102	92
Contingent or deferred consideration on acquisition	156	26
Income taxes payable	20	15
Derivative liability	27	9
Other payables	53	76
Total other non-current liabilities	$533	$389
Total other liabilities	$1,091	$833